Acquisitions (Tables)	12 Months Ended
Dec. 28, 2019
Business Combinations [Abstract]
Schedule of Intangible Assets Acquisition
	KRI	Clement May
Goodwill	$3,347	$1,545

Intangible assets
Tradenames	1,000	470
Non-compete	-	273
Customer Relationships	6,400	451
	$7,400	$1,194

Summary of Final Allocation of Purchase Price to Estimated Fair Values of Net Assets Acquired

The following table summarizes the final allocation of the purchase price to the estimated fair values of net assets acquired at the date of the acquisition:

	KRI	Clement May
Purchase price	$11,537	$3,543
Less:
Net assets acquired	(790)	(804)
Intangibles	(7,400)	(1,194)
Goodwill	$3,347	$1,545

Schedule of Unaudited Pro Forma Consolidated Results of Operations

The following unaudited pro forma consolidated results of operation have been prepared, as if the acquisition of KRI and Clement May occurred on January 1, 2017.

Fiscal 2018
Revenues	$308,093
Net loss from continuing operations	(6,189)
Weighted average number of common stock shares - basic and diluted	4,378,447
Net loss per share from continuing operations	$(1.41)